Submission	Oct. 29, 2025
Submission [Line Items]
Central Index Key	0002067746
Registrant Name	JOSS Realty REIT, Inc.
Registration File Number	333-290369
Form Type	S-11
Submission Type	S-11/A
Fee Exhibit Type	EX-FILING FEES
Combined Prospectus Table N/A	N/A